Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 8,380,000
Final Prospectus	true